Employee Benefit Plan	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Postemployment Benefits [Abstract]
Employee Benefit Plan

Note 9. Employee Benefit Plan

The Company has a defined contribution 401(k) plan covering substantially all of its employees. The plan allows employees to defer up to 100% of their employment income (subject to annual contribution limits imposed by the I.R.S.) after all taxes and applicable benefit deductions. Each employee who elects to participate is eligible to receive Company matching contributions that are based on employee contributions to the plans, subject to certain limitations. Amounts expensed for the Company’s matching and discretionary contributions were $2.1 million and $1.6 million for the three months ended July 29, 2017 and July 30, 2016, respectively, and $5.8 million and $4.6 million for the nine months ended July 29, 2017 and July 30, 2016, respectively.

Note 11. Employee Benefit Plan

The Company has a defined contribution 401(k) plan covering substantially all employees. The plan allows employees to defer up to 100% of their employment income (subject to annual contribution limits imposed by the I.R.S.) after all taxes and applicable benefit deductions. Each employee who elects to participate is eligible to receive Company matching contributions that are based on employee contributions to the plans, subject to certain limitations. Amounts expensed for the Company’s matching and discretionary contributions were $6,085, $5,398 and $4,615 during fiscal years 2016, 2015 and 2014, respectively